Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VanEck VIP Trust
Entity Central Index Key	0000811976
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000025035
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Bond Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Emerging Markets Bond Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$113	1.11%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets bonds overall had a positive return over the period despite multiple headwinds including rising U.S. interest rates, geopolitical risk and uncertainty around U.S. trade policy, which negatively impacted local currency bonds, while hard currency sovereign and corporate bonds benefitted from high yields and declining spreads.

  Relative to its benchmark, the 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country exposures and overall had a positive return over the period.

  In terms of country of risk, Ecuador, Thailand and China were the top contributors to performance while Brazil, Chile and Poland detracted the most.

  Hard currency sovereign and corporate bonds contributed to performance as the U.S. dollar appreciated over the year, while local-currency bonds had a negative impact overall.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Initial Class	GBMP	5050EMB
Dec 14	$10,000	$10,000	$10,000
Jan 15	$10,161	$10,001	$10,063
Feb 15	$10,047	$9,915	$10,039
Mar 15	$9,899	$9,827	$9,900
Apr 15	$10,013	$9,919	$10,125
May 15	$9,819	$9,751	$9,975
Jun 15	$9,603	$9,705	$9,837
Jul 15	$9,261	$9,730	$9,735
Aug 15	$8,896	$9,737	$9,429
Sep 15	$8,600	$9,785	$9,228
Oct 15	$8,851	$9,805	$9,563
Nov 15	$8,862	$9,654	$9,457
Dec 15	$8,691	$9,698	$9,286
Jan 16	$8,657	$9,791	$9,293
Feb 16	$8,782	$10,002	$9,449
Mar 16	$9,044	$10,259	$10,030
Apr 16	$9,170	$10,390	$10,248
May 16	$9,113	$10,262	$9,960
Jun 16	$9,306	$10,560	$10,421
Jul 16	$9,398	$10,640	$10,546
Aug 16	$9,341	$10,592	$10,643
Sep 16	$9,375	$10,644	$10,772
Oct 16	$9,375	$10,362	$10,660
Nov 16	$9,136	$9,957	$10,067
Dec 16	$9,249	$9,916	$10,229
Jan 17	$9,402	$10,024	$10,417
Feb 17	$9,682	$10,075	$10,616
Mar 17	$9,740	$10,088	$10,759
Apr 17	$9,799	$10,200	$10,902
May 17	$9,880	$10,350	$11,057
Jun 17	$9,962	$10,342	$11,075
Jul 17	$10,079	$10,511	$11,236
Aug 17	$10,242	$10,616	$11,436
Sep 17	$10,394	$10,523	$11,417
Oct 17	$10,452	$10,482	$11,277
Nov 17	$10,265	$10,591	$11,375
Dec 17	$10,382	$10,630	$11,532
Jan 18	$10,536	$10,747	$11,788
Feb 18	$10,486	$10,652	$11,609
Mar 18	$10,649	$10,765	$11,685
Apr 18	$10,448	$10,599	$11,427
May 18	$10,034	$10,517	$11,089
Jun 18	$9,770	$10,471	$10,865
Jul 18	$10,084	$10,454	$11,106
Aug 18	$9,783	$10,458	$10,672
Sep 18	$9,921	$10,371	$10,891
Oct 18	$9,833	$10,264	$10,668
Nov 18	$9,695	$10,300	$10,795
Dec 18	$9,745	$10,508	$10,938
Jan 19	$10,256	$10,669	$11,478
Feb 19	$10,281	$10,609	$11,472
Mar 19	$10,319	$10,744	$11,478
Apr 19	$10,344	$10,714	$11,482
May 19	$10,281	$10,865	$11,522
Jun 19	$10,710	$11,105	$12,036
Jul 19	$10,924	$11,079	$12,164
Aug 19	$10,294	$11,318	$12,049
Sep 19	$10,533	$11,199	$12,080
Oct 19	$10,546	$11,273	$12,272
Nov 19	$10,533	$11,183	$12,131
Dec 19	$10,974	$11,241	$12,504
Jan 20	$11,037	$11,391	$12,519
Feb 20	$10,911	$11,475	$12,244
Mar 20	$8,631	$11,226	$10,718
Apr 20	$8,933	$11,436	$11,049
May 20	$9,815	$11,499	$11,670
Jun 20	$10,495	$11,602	$11,903
Jul 20	$10,987	$11,971	$12,303
Aug 20	$11,277	$11,932	$12,315
Sep 20	$11,060	$11,893	$12,078
Oct 20	$11,060	$11,881	$12,102
Nov 20	$11,561	$12,086	$12,668
Dec 20	$11,953	$12,236	$13,008
Jan 21	$11,872	$12,106	$12,869
Feb 21	$11,777	$11,865	$12,532
Mar 21	$11,534	$11,642	$12,280
Apr 21	$11,913	$11,786	$12,555
May 21	$12,102	$11,879	$12,778
Jun 21	$12,008	$11,801	$12,747
Jul 21	$11,886	$11,951	$12,746
Aug 21	$11,997	$11,901	$12,859
Sep 21	$11,683	$11,672	$12,504
Oct 21	$11,683	$11,640	$12,423
Nov 21	$11,441	$11,604	$12,139
Dec 21	$11,469	$11,576	$12,318
Jan 22	$11,312	$11,322	$12,142
Feb 22	$11,084	$11,181	$11,442
Mar 22	$11,013	$10,835	$11,303
Apr 22	$10,485	$10,245	$10,647
May 22	$10,542	$10,272	$10,743
Jun 22	$9,843	$9,946	$10,170
Jul 22	$10,128	$10,169	$10,332
Aug 22	$10,271	$9,763	$10,276
Sep 22	$9,658	$9,242	$9,699
Oct 22	$9,449	$9,176	$9,664
Nov 22	$10,391	$9,607	$10,375
Dec 22	$10,675	$9,648	$10,504
Jan 23	$11,258	$9,955	$10,896
Feb 23	$10,914	$9,632	$10,603
Mar 23	$11,078	$9,936	$10,872
Apr 23	$11,153	$9,986	$10,948
May 23	$11,063	$9,797	$10,831
Jun 23	$11,362	$9,798	$11,129
Jul 23	$11,557	$9,854	$11,395
Aug 23	$11,236	$9,726	$11,158
Sep 23	$10,986	$9,436	$10,825
Oct 23	$10,830	$9,317	$10,724
Nov 23	$11,439	$9,784	$11,310
Dec 23	$11,892	$10,191	$11,759
Jan 24	$11,767	$10,062	$11,610
Feb 24	$11,782	$9,929	$11,634
Mar 24	$11,876	$9,984	$11,753
Apr 24	$11,704	$9,726	$11,506
May 24	$11,892	$9,858	$11,703
Jun 24	$11,938	$9,877	$11,675
Jul 24	$12,157	$10,153	$11,917
Aug 24	$12,456	$10,388	$12,239
Sep 24	$12,859	$10,563	$12,559
Oct 24	$12,523	$10,208	$12,161
Nov 24	$12,439	$10,252	$12,199
Dec 24	$12,221	$10,022	$11,996

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	2.77%	2.18%	2.03%
50% GBI-EM 50% EMBI (5050EMB)	2.01%	(0.83)%	1.84%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 16,277,825
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 20,611
InvestmentCompanyPortfolioTurnover	233.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,277,825 Number of Portfolio Holdings102 Portfolio Turnover Rate233% Advisory Fees Paid$20,611
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.5%
Other Investments		1.5%
Money Market Fund		5.9%
Utilities		1.3%
Consumer Cyclicals		1.5%
Real Estate		3.7%
Financials		4.2%
Energy		7.8%
Government		71.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Invesco Treasury Portfolio - Institutional Class	5.9%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	3.7%
Mexican Bonos, 7.75%, 11/13/2042	3.6%
Petroleos Mexicanos, 7.69%, 1/23/2050	3.4%
Republic of South Africa Government Bond, 10.50%, 12/21/2026	3.2%
Thailand Government Bond, 3.39%, 6/17/2037	2.9%
Malaysia Government Bond, 2.63%, 4/15/2031	2.9%
Philippine Government International Bond, 6.25%, 1/14/2036	2.6%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.5%
Bonos de la Tesoreria de la Republica de Chile, 4.70%, 9/1/2030	2.0%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000025038
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$130	1.29%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and inconsistent growth across emerging markets economies weighed on returns in the fourth quarter of the 2024.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China, and overall had a negative return over the period.

  From a country perspective, Taiwan contributed the most to the Fund’s performance during the period, followed by Turkish and Chinese stocks. Brazil detracted the most from the Fund’s performance during the period, followed by South Korean and Mexican stocks.

  From a sector perspective, information technology stocks contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples stocks.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., MLP Saglik Hizmetleri AS and International Container Terminal Services, Inc.

  The leading individual detractors to performance were Samsung Electronics Co Ltd Pfd, JSL S.A. and Movida Participacoes SA.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Initial Class	M1EFIM
Dec 14	$10,000	$10,000
Jan 15	$9,961	$10,071
Feb 15	$10,247	$10,372
Mar 15	$10,141	$10,242
Apr 15	$10,960	$11,048
May 15	$10,763	$10,671
Jun 15	$10,493	$10,364
Jul 15	$9,961	$9,633
Aug 15	$8,838	$8,754
Sep 15	$8,511	$8,526
Oct 15	$9,051	$9,120
Nov 15	$9,035	$8,781
Dec 15	$8,601	$8,614
Jan 16	$7,774	$8,038
Feb 16	$7,583	$8,022
Mar 16	$8,461	$9,047
Apr 16	$8,577	$9,108
May 16	$8,519	$8,771
Jun 16	$8,717	$9,104
Jul 16	$9,057	$9,552
Aug 16	$9,313	$9,781
Sep 16	$9,413	$9,907
Oct 16	$9,313	$9,907
Nov 16	$8,742	$9,451
Dec 16	$8,610	$9,467
Jan 17	$9,077	$9,975
Feb 17	$9,251	$10,308
Mar 17	$9,676	$10,570
Apr 17	$10,258	$10,786
May 17	$10,666	$11,073
Jun 17	$10,824	$11,181
Jul 17	$11,514	$11,812
Aug 17	$11,872	$12,071
Sep 17	$11,955	$12,030
Oct 17	$12,413	$12,452
Nov 17	$12,488	$12,502
Dec 17	$13,003	$12,953
Jan 18	$13,936	$13,989
Feb 18	$13,352	$13,353
Mar 18	$13,194	$13,115
Apr 18	$12,760	$13,063
May 18	$12,552	$12,625
Jun 18	$11,926	$12,064
Jul 18	$11,926	$12,315
Aug 18	$11,159	$11,991
Sep 18	$10,784	$11,889
Oct 18	$9,741	$10,829
Nov 18	$10,300	$11,291
Dec 18	$9,950	$11,004
Jan 19	$10,994	$11,927
Feb 19	$11,200	$11,968
Mar 19	$11,500	$12,070
Apr 19	$12,032	$12,299
May 19	$11,243	$11,437
Jun 19	$12,153	$12,121
Jul 19	$12,058	$11,969
Aug 19	$11,741	$11,384
Sep 19	$11,895	$11,602
Oct 19	$12,221	$12,087
Nov 19	$12,376	$12,064
Dec 19	$12,994	$12,946
Jan 20	$12,650	$12,352
Feb 20	$12,238	$11,677
Mar 20	$9,629	$9,787
Apr 20	$10,642	$10,727
May 20	$11,131	$10,826
Jun 20	$12,092	$11,640
Jul 20	$12,788	$12,683
Aug 20	$13,287	$12,988
Sep 20	$13,061	$12,779
Oct 20	$13,449	$13,009
Nov 20	$14,522	$14,273
Dec 20	$15,235	$15,328
Jan 21	$15,948	$15,749
Feb 21	$16,029	$15,955
Mar 21	$15,334	$15,765
Apr 21	$15,776	$16,219
May 21	$15,776	$16,598
Jun 21	$15,912	$16,669
Jul 21	$14,919	$15,654
Aug 21	$15,292	$16,035
Sep 21	$14,611	$15,437
Oct 21	$14,658	$15,574
Nov 21	$13,688	$14,961
Dec 21	$13,427	$15,285
Jan 22	$12,718	$14,947
Feb 22	$11,618	$14,509
Mar 22	$11,059	$14,269
Apr 22	$10,285	$13,485
May 22	$10,359	$13,508
Jun 22	$9,716	$12,543
Jul 22	$10,070	$12,559
Aug 22	$9,932	$12,645
Sep 22	$8,812	$11,190
Oct 22	$8,964	$10,888
Nov 22	$10,353	$12,422
Dec 22	$10,154	$12,254
Jan 23	$11,146	$13,190
Feb 23	$10,364	$12,396
Mar 23	$10,399	$12,737
Apr 23	$10,376	$12,623
May 23	$10,143	$12,458
Jun 23	$10,528	$12,943
Jul 23	$11,205	$13,754
Aug 23	$10,832	$12,998
Sep 23	$10,360	$12,668
Oct 23	$9,900	$12,159
Nov 23	$10,832	$13,160
Dec 23	$11,147	$13,684
Jan 24	$10,844	$13,105
Feb 24	$11,389	$13,690
Mar 24	$11,667	$13,980
Apr 24	$11,667	$14,074
May 24	$12,006	$14,156
Jun 24	$12,127	$14,698
Jul 24	$12,042	$14,734
Aug 24	$12,241	$14,976
Sep 24	$12,548	$15,909
Oct 24	$12,069	$15,210
Nov 24	$11,675	$14,693
Dec 24	$11,281	$14,654

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	1.21%	(2.79)%	1.21%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	3.90%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 79,230,326
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 951,631
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$79,230,326 Number of Portfolio Holdings72 Portfolio Turnover Rate26% Advisory Fees Paid$951,631
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.1)%
Consumer Staples		2.2%
Communication Services		4.1%
Energy		4.2%
Health Care		5.4%
Real Estate		7.3%
Industrials		12.4%
Information Technology		16.5%
Financials		23.0%
Consumer Discretionary		26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
MercadoLibre, Inc.	5.8%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.5%
Bank of Georgia Group Plc	3.2%
Kaspi.kz JSC	3.1%
MLP Saglik Hizmetleri AS	2.8%
Phoenix Mills Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024: Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000025040
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$157	1.57%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and inconsistent growth across emerging markets economies weighed on returns in the fourth quarter of the 2024.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China, and overall had a negative return over the period.

  From a country perspective, Taiwan contributed the most to the Fund’s performance during the period, followed by Turkish and Chinese stocks. Brazil detracted the most from the Fund’s performance during the period, followed by South Korean and Mexican stocks.

  From a sector perspective, information technology stocks contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples stocks.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., MLP Saglik Hizmetleri AS and International Container Terminal Services, Inc.

  The leading individual detractors to performance were Samsung Electronics Co Ltd Pfd, JSL S.A. and Movida Participacoes SA.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class S	M1EFIM
May 16	$10,000	$10,000
May 16	$9,942	$9,680
Jun 16	$10,164	$10,047
Jul 16	$10,551	$10,542
Aug 16	$10,841	$10,794
Sep 16	$10,957	$10,934
Oct 16	$10,841	$10,934
Nov 16	$10,164	$10,430
Dec 16	$10,010	$10,447
Jan 17	$10,545	$11,008
Feb 17	$10,739	$11,376
Mar 17	$11,234	$11,665
Apr 17	$11,904	$11,904
May 17	$12,370	$12,220
Jun 17	$12,545	$12,339
Jul 17	$13,341	$13,036
Aug 17	$13,749	$13,322
Sep 17	$13,837	$13,276
Oct 17	$14,361	$13,742
Nov 17	$14,439	$13,798
Dec 17	$15,031	$14,295
Jan 18	$16,099	$15,439
Feb 18	$15,419	$14,737
Mar 18	$15,235	$14,474
Apr 18	$14,720	$14,416
May 18	$14,487	$13,933
Jun 18	$13,759	$13,314
Jul 18	$13,749	$13,591
Aug 18	$12,866	$13,233
Sep 18	$12,429	$13,120
Oct 18	$11,225	$11,951
Nov 18	$11,875	$12,461
Dec 18	$11,458	$12,144
Jan 19	$12,656	$13,163
Feb 19	$12,895	$13,208
Mar 19	$13,235	$13,320
Apr 19	$13,844	$13,573
May 19	$12,925	$12,622
Jun 19	$13,973	$13,377
Jul 19	$13,864	$13,209
Aug 19	$13,494	$12,563
Sep 19	$13,664	$12,804
Oct 19	$14,043	$13,339
Nov 19	$14,223	$13,313
Dec 19	$14,922	$14,288
Jan 20	$14,522	$13,632
Feb 20	$14,053	$12,887
Mar 20	$11,049	$10,801
Apr 20	$12,207	$11,839
May 20	$12,756	$11,948
Jun 20	$13,864	$12,846
Jul 20	$14,662	$13,997
Aug 20	$15,230	$14,333
Sep 20	$14,957	$14,103
Oct 20	$15,397	$14,357
Nov 20	$16,625	$15,752
Dec 20	$17,443	$16,916
Jan 21	$18,250	$17,381
Feb 21	$18,334	$17,608
Mar 21	$17,537	$17,399
Apr 21	$18,041	$17,899
May 21	$18,030	$18,318
Jun 21	$18,177	$18,396
Jul 21	$17,034	$17,276
Aug 21	$17,457	$17,697
Sep 21	$16,677	$17,036
Oct 21	$16,720	$17,187
Nov 21	$15,615	$16,511
Dec 21	$15,311	$16,869
Jan 22	$14,499	$16,495
Feb 22	$13,242	$16,012
Mar 22	$12,592	$15,748
Apr 22	$11,703	$14,883
May 22	$11,790	$14,908
Jun 22	$11,053	$13,843
Jul 22	$11,443	$13,860
Aug 22	$11,294	$13,955
Sep 22	$10,017	$12,350
Oct 22	$10,194	$12,016
Nov 22	$11,757	$13,709
Dec 22	$11,525	$13,523
Jan 23	$12,640	$14,556
Feb 23	$11,770	$13,680
Mar 23	$11,797	$14,056
Apr 23	$11,757	$13,930
May 23	$11,498	$13,748
Jun 23	$11,933	$14,284
Jul 23	$12,694	$15,179
Aug 23	$12,277	$14,344
Sep 23	$11,729	$13,981
Oct 23	$11,209	$13,419
Nov 23	$12,263	$14,523
Dec 23	$12,614	$15,102
Jan 24	$12,263	$14,463
Feb 24	$12,881	$15,109
Mar 24	$13,190	$15,429
Apr 24	$13,190	$15,533
May 24	$13,569	$15,622
Jun 24	$13,709	$16,221
Jul 24	$13,611	$16,261
Aug 24	$13,828	$16,527
Sep 24	$14,170	$17,558
Oct 24	$13,629	$16,786
Nov 24	$13,187	$16,216
Dec 24	$12,732	$16,173

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class S	0.93%	(3.12)%	2.83%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	5.70%

* Inception of Fund: 5/2/16

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 79,230,326
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 951,631
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$79,230,326 Number of Portfolio Holdings72 Portfolio Turnover Rate26% Advisory Fees Paid$951,631
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.1)%
Consumer Staples		2.2%
Communication Services		4.1%
Energy		4.2%
Health Care		5.4%
Real Estate		7.3%
Industrials		12.4%
Information Technology		16.5%
Financials		23.0%
Consumer Discretionary		26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
MercadoLibre, Inc.	5.8%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.5%
Bank of Georgia Group Plc	3.2%
Kaspi.kz JSC	3.1%
MLP Saglik Hizmetleri AS	2.8%
Phoenix Mills Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024: Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000125662
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Gold Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Global Gold Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$156	1.45%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty, and elevated geopolitical risks.

  Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the top contributor. Among senior and major miners, Agnico Eagle Mines and Kinross Gold were the strongest performers, benefiting from their low-cost, low-risk operating environments and consistently meeting or exceeding earnings expectations throughout the year.

  While the Fund’s junior and mid-tier miner positions were collectively additive for the year, two notable detractors were Bellevue Gold and Endeavour Mining. Junior miner Bellevue Gold faced delays in developing its first mine, while mid-tier miner Endeavour Mining grappled with unexpected management issues, missed growth targets, and heightened concerns about geopolitical risks.

  Relative to its benchmark, the NYSE Arca Gold Miners Index, the Fund’s security selection within mid-tier miners was the largest contributor to outperformance. While security selection within junior developers was strong, the Fund’s overweight position in this segment detracted.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class S	NDUEACWF	GDMNTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$11,220	$9,844	$12,035
Feb 15	$10,828	$10,392	$11,529
Mar 15	$9,512	$10,231	$9,936
Apr 15	$10,358	$10,528	$10,957
May 15	$10,358	$10,514	$10,641
Jun 15	$9,543	$10,266	$9,643
Jul 15	$7,741	$10,355	$7,478
Aug 15	$7,945	$9,646	$7,632
Sep 15	$7,616	$9,296	$7,457
Oct 15	$8,149	$10,026	$8,145
Nov 15	$7,490	$9,943	$7,452
Dec 15	$7,584	$9,764	$7,518
Jan 16	$7,370	$9,175	$7,768
Feb 16	$9,595	$9,112	$10,570
Mar 16	$10,305	$9,787	$10,991
Apr 16	$13,619	$9,931	$14,077
May 16	$12,025	$9,944	$12,397
Jun 16	$14,692	$9,884	$15,215
Jul 16	$16,144	$10,310	$16,746
Aug 16	$13,666	$10,344	$14,015
Sep 16	$14,519	$10,408	$14,542
Oct 16	$13,461	$10,231	$13,479
Nov 16	$11,141	$10,309	$11,469
Dec 16	$11,220	$10,531	$11,595
Jan 17	$12,937	$10,819	$13,182
Feb 17	$12,426	$11,123	$12,664
Mar 17	$12,393	$11,259	$12,580
Apr 17	$11,932	$11,434	$12,334
May 17	$12,097	$11,687	$12,566
Jun 17	$12,311	$11,740	$12,205
Jul 17	$12,361	$12,068	$12,639
Aug 17	$13,218	$12,114	$13,628
Sep 17	$12,361	$12,348	$12,732
Oct 17	$11,668	$12,605	$12,468
Nov 17	$11,668	$12,849	$12,436
Dec 17	$12,525	$13,056	$13,003
Jan 18	$12,646	$13,793	$13,257
Feb 18	$11,511	$13,213	$11,941
Mar 18	$11,748	$12,931	$12,276
Apr 18	$11,901	$13,054	$12,483
May 18	$11,952	$13,070	$12,501
Jun 18	$11,850	$13,000	$12,468
Jul 18	$11,376	$13,392	$11,918
Aug 18	$10,022	$13,497	$10,421
Sep 18	$9,785	$13,555	$10,390
Oct 18	$9,666	$12,540	$10,591
Nov 18	$9,456	$12,723	$10,720
Dec 18	$10,559	$11,827	$11,875
Jan 19	$11,425	$12,761	$12,763
Feb 19	$11,459	$13,102	$12,558
Mar 19	$11,187	$13,267	$12,652
Apr 19	$10,474	$13,715	$11,787
May 19	$10,966	$12,901	$12,149
Jun 19	$12,885	$13,746	$14,466
Jul 19	$13,479	$13,786	$15,127
Aug 19	$14,871	$13,459	$16,881
Sep 19	$13,343	$13,742	$15,191
Oct 19	$13,818	$14,119	$15,848
Nov 19	$13,071	$14,463	$15,299
Dec 19	$14,650	$14,973	$16,731
Jan 20	$14,667	$14,807	$16,491
Feb 20	$13,275	$13,611	$15,150
Mar 20	$11,340	$11,774	$13,383
Apr 20	$16,178	$13,035	$18,554
May 20	$17,672	$13,602	$19,597
Jun 20	$19,556	$14,036	$20,848
Jul 20	$22,731	$14,779	$24,528
Aug 20	$22,534	$15,683	$24,125
Sep 20	$21,352	$15,178	$22,369
Oct 20	$20,413	$14,809	$21,430
Nov 20	$19,057	$16,634	$19,790
Dec 20	$20,309	$17,406	$20,694
Jan 21	$18,848	$17,327	$19,904
Feb 21	$16,553	$17,729	$17,990
Mar 21	$16,849	$18,202	$18,615
Apr 21	$18,135	$18,998	$19,778
May 21	$20,656	$19,294	$22,608
Jun 21	$17,927	$19,548	$19,536
Jul 21	$18,326	$19,682	$20,138
Aug 21	$17,344	$20,175	$18,798
Sep 21	$15,809	$19,342	$16,960
Oct 21	$17,165	$20,329	$18,296
Nov 21	$17,125	$19,839	$18,355
Dec 21	$17,464	$20,633	$18,754
Jan 22	$16,327	$19,620	$17,692
Feb 22	$18,042	$19,113	$20,206
Mar 22	$19,776	$19,527	$22,503
Apr 22	$18,062	$17,964	$20,662
May 22	$16,347	$17,985	$18,731
Jun 22	$14,134	$16,469	$16,146
Jul 22	$13,975	$17,619	$15,398
Aug 22	$12,858	$16,970	$14,045
Sep 22	$12,759	$15,346	$14,106
Oct 22	$12,559	$16,272	$14,236
Nov 22	$14,932	$17,534	$16,946
Dec 22	$15,131	$16,844	$17,136
Jan 23	$16,766	$18,051	$19,087
Feb 23	$14,533	$17,534	$16,360
Mar 23	$16,746	$18,075	$19,416
Apr 23	$17,484	$18,334	$20,122
May 23	$16,307	$18,138	$18,400
Jun 23	$15,948	$19,191	$17,945
Jul 23	$16,407	$19,894	$18,759
Aug 23	$15,729	$19,338	$17,590
Sep 23	$14,174	$18,538	$16,160
Oct 23	$14,792	$17,981	$16,833
Nov 23	$16,626	$19,640	$18,734
Dec 23	$16,706	$20,584	$18,953
Jan 24	$15,211	$20,704	$17,090
Feb 24	$14,294	$21,593	$16,047
Mar 24	$16,945	$22,271	$19,194
Apr 24	$17,523	$21,536	$20,367
May 24	$18,799	$22,411	$21,586
Jun 24	$18,042	$22,910	$20,786
Jul 24	$19,756	$23,279	$23,054
Aug 24	$20,159	$23,870	$23,617
Sep 24	$20,999	$24,425	$24,342
Oct 24	$22,125	$23,877	$24,688
Nov 24	$20,650	$24,770	$22,937
Dec 24	$19,114	$24,183	$20,969

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class S	14.41%	5.46%	6.69%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 57,661,361
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 368,532
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$57,661,361 Number of Portfolio Holdings45 Portfolio Turnover Rate44% Advisory Fees Paid$368,532
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Other Investments		1.6%
Copper		1.4%
Silver		7.1%
Gold		91.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.3%
Agnico Eagle Mines Ltd.	6.8%
Kinross Gold Corp.	5.8%
G Mining Ventures Corp.	5.2%
Osisko Gold Royalties Ltd.	4.8%
Pan American Silver Corp.	4.8%
SPDR Gold MiniShares Trust	4.7%
Wheaton Precious Metals Corp.	4.2%
Newmont Corp.	4.1%
Lundin Gold, Inc.	3.7%

Material Fund Change [Text Block]

Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000025041
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Resources Fund
Class Name	Initial Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$107	1.09%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova, and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina, and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Initial Class	NDUEACWF	SPGNRUN
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,624	$9,844	$9,736
Feb 15	$10,291	$10,392	$10,413
Mar 15	$10,066	$10,231	$9,726
Apr 15	$10,985	$10,528	$10,395
May 15	$10,366	$10,514	$10,226
Jun 15	$9,837	$10,266	$9,716
Jul 15	$8,552	$10,355	$9,027
Aug 15	$8,055	$9,646	$8,330
Sep 15	$7,117	$9,296	$7,517
Oct 15	$7,819	$10,026	$8,255
Nov 15	$7,476	$9,943	$7,954
Dec 15	$6,655	$9,764	$7,550
Jan 16	$6,395	$9,175	$7,012
Feb 16	$6,613	$9,112	$7,510
Mar 16	$7,385	$9,787	$8,238
Apr 16	$8,507	$9,931	$9,151
May 16	$8,182	$9,944	$8,616
Jun 16	$8,542	$9,884	$8,796
Jul 16	$8,772	$10,310	$9,186
Aug 16	$8,796	$10,344	$9,120
Sep 16	$9,172	$10,408	$9,312
Oct 16	$8,867	$10,231	$9,319
Nov 16	$9,838	$10,309	$9,644
Dec 16	$9,564	$10,531	$9,925
Jan 17	$9,925	$10,819	$10,368
Feb 17	$9,355	$11,123	$10,219
Mar 17	$9,240	$11,259	$10,200
Apr 17	$8,752	$11,434	$10,143
May 17	$8,336	$11,687	$10,092
Jun 17	$8,039	$11,740	$10,089
Jul 17	$8,578	$12,068	$10,683
Aug 17	$8,261	$12,114	$10,828
Sep 17	$8,728	$12,348	$11,161
Oct 17	$8,487	$12,605	$11,404
Nov 17	$8,618	$12,849	$11,458
Dec 17	$9,402	$13,056	$12,107
Jan 18	$9,624	$13,793	$12,741
Feb 18	$8,970	$13,213	$12,087
Mar 18	$8,935	$12,931	$11,891
Apr 18	$9,465	$13,054	$12,479
May 18	$9,517	$13,070	$12,654
Jun 18	$9,347	$13,000	$12,517
Jul 18	$9,228	$13,392	$12,646
Aug 18	$8,538	$13,497	$12,232
Sep 18	$8,796	$13,555	$12,663
Oct 18	$7,916	$12,540	$11,510
Nov 18	$7,453	$12,723	$11,093
Dec 18	$6,743	$11,827	$10,523
Jan 19	$7,512	$12,761	$11,536
Feb 19	$7,449	$13,102	$11,700
Mar 19	$7,627	$13,267	$11,809
Apr 19	$7,714	$13,715	$11,806
May 19	$6,878	$12,901	$10,886
Jun 19	$7,587	$13,746	$11,938
Jul 19	$7,263	$13,786	$11,642
Aug 19	$6,942	$13,459	$10,884
Sep 19	$6,938	$13,742	$11,200
Oct 19	$6,878	$14,119	$11,397
Nov 19	$6,874	$14,463	$11,569
Dec 19	$7,544	$14,973	$12,250
Jan 20	$6,835	$14,807	$11,316
Feb 20	$6,256	$13,611	$10,035
Mar 20	$4,564	$11,774	$8,209
Apr 20	$5,618	$13,035	$9,338
May 20	$5,836	$13,602	$9,672
Jun 20	$6,042	$14,036	$9,865
Jul 20	$6,799	$14,779	$10,204
Aug 20	$7,359	$15,683	$10,601
Sep 20	$7,271	$15,178	$10,058
Oct 20	$7,159	$14,809	$9,724
Nov 20	$8,142	$16,634	$11,427
Dec 20	$8,986	$17,406	$12,244
Jan 21	$9,233	$17,327	$12,288
Feb 21	$10,021	$17,729	$13,383
Mar 21	$9,949	$18,202	$13,664
Apr 21	$10,325	$18,998	$14,226
May 21	$10,700	$19,294	$14,979
Jun 21	$10,720	$19,548	$14,636
Jul 21	$10,213	$19,682	$14,583
Aug 21	$10,051	$20,175	$14,366
Sep 21	$9,963	$19,342	$14,212
Oct 21	$10,898	$20,329	$14,892
Nov 21	$10,429	$19,839	$14,216
Dec 21	$10,686	$20,633	$15,232
Jan 22	$10,585	$19,620	$15,811
Feb 22	$11,766	$19,113	$16,537
Mar 22	$13,027	$19,527	$17,758
Apr 22	$12,007	$17,964	$16,981
May 22	$12,870	$17,985	$17,770
Jun 22	$10,593	$16,469	$14,968
Jul 22	$11,400	$17,619	$15,494
Aug 22	$11,680	$16,970	$15,587
Sep 22	$10,611	$15,346	$14,259
Oct 22	$11,941	$16,272	$15,695
Nov 22	$12,553	$17,534	$17,224
Dec 22	$11,582	$16,844	$16,693
Jan 23	$12,268	$18,051	$17,948
Feb 23	$11,342	$17,534	$16,957
Mar 23	$11,223	$18,075	$16,760
Apr 23	$11,093	$18,334	$16,719
May 23	$10,167	$18,138	$15,133
Jun 23	$10,966	$19,191	$16,111
Jul 23	$11,827	$19,894	$17,349
Aug 23	$11,436	$19,338	$16,752
Sep 23	$11,230	$18,538	$16,683
Oct 23	$10,512	$17,981	$15,845
Nov 23	$10,739	$19,640	$16,623
Dec 23	$11,167	$20,584	$17,257
Jan 24	$10,327	$20,704	$16,337
Feb 24	$10,483	$21,593	$16,263
Mar 24	$11,470	$22,271	$17,602
Apr 24	$11,617	$21,536	$17,588
May 24	$12,163	$22,411	$18,064
Jun 24	$11,654	$22,910	$17,263
Jul 24	$11,932	$23,279	$17,501
Aug 24	$11,791	$23,870	$17,474
Sep 24	$11,803	$24,425	$17,852
Oct 24	$11,579	$23,877	$17,052
Nov 24	$11,816	$24,770	$16,924
Dec 24	$10,851	$24,183	$15,729

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	(2.83)%	7.54%	0.82%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 254,921,181
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,844,179
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$254,921,181 Number of Portfolio Holdings69 Portfolio Turnover Rate57% Advisory Fees Paid$2,844,179
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Money Market Fund		1.2%
Industrials & Utilities		2.8%
Paper & Forest		6.0%
Renewables & Alternatives		8.0%
Gold & Precious Metals		12.2%
Agriculture		15.6%
Base & Industrial Metals		20.6%
Oil & Gas		33.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Shell Plc	4.8%
Exxon Mobil Corp.	4.8%
Freeport-McMoRan, Inc.	3.1%
TotalEnergies SE	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $500 million of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $500 million of the Fund’s average daily net assets, 0.90% of the next $250 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $750 million. This includes the fee paid to the Adviser for accounting and administrative services.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000025043
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Resources Fund
Class Name	Class S
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$131	1.33%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova, and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina, and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits. Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.
Line Graph [Table Text Block]
	Class S	NDUEACWF	SPGNRUN
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,625	$9,844	$9,736
Feb 15	$10,291	$10,392	$10,413
Mar 15	$10,064	$10,231	$9,726
Apr 15	$10,977	$10,528	$10,395
May 15	$10,356	$10,514	$10,226
Jun 15	$9,824	$10,266	$9,716
Jul 15	$8,541	$10,355	$9,027
Aug 15	$8,046	$9,646	$8,330
Sep 15	$7,108	$9,296	$7,517
Oct 15	$7,803	$10,026	$8,255
Nov 15	$7,462	$9,943	$7,954
Dec 15	$6,638	$9,764	$7,550
Jan 16	$6,377	$9,175	$7,012
Feb 16	$6,594	$9,112	$7,510
Mar 16	$7,365	$9,787	$8,238
Apr 16	$8,479	$9,931	$9,151
May 16	$8,152	$9,944	$8,616
Jun 16	$8,511	$9,884	$8,796
Jul 16	$8,740	$10,310	$9,186
Aug 16	$8,760	$10,344	$9,120
Sep 16	$9,135	$10,408	$9,312
Oct 16	$8,829	$10,231	$9,319
Nov 16	$9,792	$10,309	$9,644
Dec 16	$9,519	$10,531	$9,925
Jan 17	$9,878	$10,819	$10,368
Feb 17	$9,307	$11,123	$10,219
Mar 17	$9,193	$11,259	$10,200
Apr 17	$8,703	$11,434	$10,143
May 17	$8,287	$11,687	$10,092
Jun 17	$7,989	$11,740	$10,089
Jul 17	$8,523	$12,068	$10,683
Aug 17	$8,209	$12,114	$10,828
Sep 17	$8,670	$12,348	$11,161
Oct 17	$8,430	$12,605	$11,404
Nov 17	$8,556	$12,849	$11,458
Dec 17	$9,331	$13,056	$12,107
Jan 18	$9,552	$13,793	$12,741
Feb 18	$8,903	$13,213	$12,087
Mar 18	$8,862	$12,931	$11,891
Apr 18	$9,388	$13,054	$12,479
May 18	$9,437	$13,070	$12,654
Jun 18	$9,266	$13,000	$12,517
Jul 18	$9,144	$13,392	$12,646
Aug 18	$8,462	$13,497	$12,232
Sep 18	$8,715	$13,555	$12,663
Oct 18	$7,842	$12,540	$11,510
Nov 18	$7,381	$12,723	$11,093
Dec 18	$6,679	$11,827	$10,523
Jan 19	$7,434	$12,761	$11,536
Feb 19	$7,373	$13,102	$11,700
Mar 19	$7,548	$13,267	$11,809
Apr 19	$7,634	$13,715	$11,806
May 19	$6,806	$12,901	$10,886
Jun 19	$7,507	$13,746	$11,938
Jul 19	$7,181	$13,786	$11,642
Aug 19	$6,863	$13,459	$10,884
Sep 19	$6,859	$13,742	$11,200
Oct 19	$6,793	$14,119	$11,397
Nov 19	$6,793	$14,463	$11,569
Dec 19	$7,450	$14,973	$12,250
Jan 20	$6,749	$14,807	$11,316
Feb 20	$6,177	$13,611	$10,035
Mar 20	$4,504	$11,774	$8,209
Apr 20	$5,545	$13,035	$9,338
May 20	$5,757	$13,602	$9,672
Jun 20	$5,961	$14,036	$9,865
Jul 20	$6,704	$14,779	$10,204
Aug 20	$7,259	$15,683	$10,601
Sep 20	$7,169	$15,178	$10,058
Oct 20	$7,058	$14,809	$9,724
Nov 20	$8,027	$16,634	$11,427
Dec 20	$8,853	$17,406	$12,244
Jan 21	$9,095	$17,327	$12,288
Feb 21	$9,872	$17,729	$13,383
Mar 21	$9,798	$18,202	$13,664
Apr 21	$10,164	$18,998	$14,226
May 21	$10,533	$19,294	$14,979
Jun 21	$10,550	$19,548	$14,636
Jul 21	$10,049	$19,682	$14,583
Aug 21	$9,888	$20,175	$14,366
Sep 21	$9,802	$19,342	$14,212
Oct 21	$10,717	$20,329	$14,892
Nov 21	$10,251	$19,839	$14,216
Dec 21	$10,506	$20,633	$15,232
Jan 22	$10,403	$19,620	$15,811
Feb 22	$11,562	$19,113	$16,537
Mar 22	$12,798	$19,527	$17,758
Apr 22	$11,792	$17,964	$16,981
May 22	$12,642	$17,985	$17,770
Jun 22	$10,399	$16,469	$14,968
Jul 22	$11,191	$17,619	$15,494
Aug 22	$11,464	$16,970	$15,587
Sep 22	$10,410	$15,346	$14,259
Oct 22	$11,711	$16,272	$15,695
Nov 22	$12,313	$17,534	$17,224
Dec 22	$11,360	$16,844	$16,693
Jan 23	$12,029	$18,051	$17,948
Feb 23	$11,117	$17,534	$16,957
Mar 23	$10,996	$18,075	$16,760
Apr 23	$10,870	$18,334	$16,719
May 23	$9,959	$18,138	$15,133
Jun 23	$10,741	$19,191	$16,111
Jul 23	$11,581	$19,894	$17,349
Aug 23	$11,195	$19,338	$16,752
Sep 23	$10,993	$18,538	$16,683
Oct 23	$10,288	$17,981	$15,845
Nov 23	$10,507	$19,640	$16,623
Dec 23	$10,924	$20,584	$17,257
Jan 24	$10,103	$20,704	$16,337
Feb 24	$10,249	$21,593	$16,263
Mar 24	$11,216	$22,271	$17,602
Apr 24	$11,354	$21,536	$17,588
May 24	$11,886	$22,411	$18,064
Jun 24	$11,388	$22,910	$17,263
Jul 24	$11,659	$23,279	$17,501
Aug 24	$11,515	$23,870	$17,474
Sep 24	$11,524	$24,425	$17,852
Oct 24	$11,304	$23,877	$17,052
Nov 24	$11,533	$24,770	$16,924
Dec 24	$10,587	$24,183	$15,729

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class S	(3.09)%	7.28%	0.57%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
AssetsNet	$ 254,921,181
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,844,179
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$254,921,181 Number of Portfolio Holdings69 Portfolio Turnover Rate57% Advisory Fees Paid$2,844,179
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Money Market Fund		1.2%
Industrials & Utilities		2.8%
Paper & Forest		6.0%
Renewables & Alternatives		8.0%
Gold & Precious Metals		12.2%
Agriculture		15.6%
Base & Industrial Metals		20.6%
Oil & Gas		33.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Shell Plc	4.8%
Exxon Mobil Corp.	4.8%
Freeport-McMoRan, Inc.	3.1%
TotalEnergies SE	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $500 million of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $500 million of the Fund’s average daily net assets, 0.90% of the next $250 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $750 million. This includes the fee paid to the Adviser for accounting and administrative services.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended December 31, 2024:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]